Leases - Schedule of components of lease cost (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Apr. 01, 2021 CNY (¥)	Apr. 01, 2021 USD ($)	Dec. 31, 2022
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]			Revenue from Related Parties
Office Sublease Agreement [Member]
Operating Lease, Lease Income	¥ 187	$ 27